Warrant derivative liability	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrant derivative liability
Note 11 - Warrant derivative liability

Public Warrants

In March 2008, the Company, then a special purpose acquisition corporation (“SPAC”), completed its IPO, in which it sold 1,059,825 units (consisting of one ordinary share and one warrant) at $32 per unit. Those warrants (“Public Warrants”) issued in the IPO were publicly traded. Of the 1,059,825 Public Warrants outstanding prior to the consummation of the Acquisition, holders of 668,318 Public Warrants elected to redeem the warrants for cash of $2.00 per warrant.

During the year of 2011, the Company bought back 241,794 public warrants through private negotiations for total consideration of $361 with an average price $1.48 per warrant. In the event that the last sale price of an ordinary share exceeds $46.00 per share for any 20 trading days within a 30-trading day period, the Company had the option to redeem Public Warrants at a price of $0.04 per warrant. These warrants were expired on March 7, 2014.

Unit Options

Connected with the IPO in March 2008, the Company issued an option (“Unit Options”) on a total of 70,000 units with each unit consisting of one ordinary share and one ordinary share warrant (“Representative Warrants”) to the underwriters, Broadband Capital Management LLC. The Unit Option permitted the acquisition of 70,000 Units at $40.00 per unit. Those Representative Warrants were excisable at $32.00 per share. The Unit Options including the Representative Warrants expired on March 7, 2014.

Underwriter Warrants

Connected with a secondary public offering of the Company’s ordinary shares on December 23, 2010, the Company issued to its underwriter an option for $1 to purchase up to a total of 16,667 shares of ordinary shares (5% of the shares sold in the secondary offering) at $24.00 per share (120% of the price of the shares sold in the secondary offering). The option was exercisable commencing on June 12, 2012, and expired on December 20, 2015.

During 2011, the Company bought back 13,274 warrants from the underwriters for $27 with a price $2.00 per warrant. As a result, there were nil and 3,393 outstanding underwriter warrants as of December 31, 2015 and 2014.

The Company utilized the American Binomial Option Valuation Model to estimate the value of the underwriter warrants as of December 31, 2014 at $2 with an exercise price of $24.00, market price of $2.48, expected remaining term of one year, expected volatility of 176%, and a risk free rate of 0.11%.

The fair value changes of the underwriter warrants of $2, $19 and $3 were recognized as “Change in fair value of warrant derivative liability” in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2014, respectively.

A summary of changes in warrant activity is presented as follows as of December 31, 2015:

Underwriter Warrants

Outstanding, January 1 and December 31, 2014	3,393
Expired	(3,393)

Outstanding, December 31, 2015	-